Convertible Debentures	12 Months Ended
Dec. 31, 2016
Convertible Debentures [Abstract]
Convertible Debentures
8.	Convertible Debentures

Predecessor Company

On December 27, 2012, the Company entered a Securities Purchase Agreement (“Securities Purchase Agreement”) with Hillair Capital Investments L.P. (“Hillair), whereby the Company issued and sold to Hillair: (i) $1,120,000 in 8% Original Discount Senior Secured Convertible Debentures due July 1, 2014, for $1,000,000 (“Debenture”), and (ii) a Common Stock purchase warrant to purchase up to 2,604,651 shares of the Company’s Common Stock with a fair value of $199,806 at issuance, which has been recorded as a discount to the debenture. (As disclosed in Note 13) The Company recorded a discount of $120,000, which is being amortized over the term of the debenture, using the effective interest method. At the date of issuance the fair value of the conversion option liability was determined to be $69,502, which has been recorded as a discount to the debenture. At any time after December 28, 2012, until the Debenture is no longer outstanding, the Debenture was convertible, in whole or in part, into shares of Common Stock at the option of Hillair, subject to certain conversion limitations set forth in the Debenture. The initial conversion price for the Debenture was $0.43 per share, subject to adjustments upon certain events, as set forth in the Debenture. In connection with the issuance of the Debenture, the Company also paid Hillair $45,000 for due diligence which has been recorded as a discount to the debenture, and will be amortized over the term of the debenture, using the effective interest method. In addition, the Company incurred $15,466 in legal fees which are included in debt issuance costs in the accompanying consolidated balance sheet at December 31, 2016 and December 31, 2014. As described below, in April 2014 the Company exchanged certain outstanding debentures, including the 2012 Hillair Debenture, for new Senior Convertible Debentures (“2014 Exchange Debentures”). The surrendered debentures, including the 2012 Hillair Debenture, were cancelled at the time of the exchange.

On January 8, 2013 and January 9, 2013, the Company issued and sold to Next View Capital LP (“Next View”) and another investor (“Another Investor”) an aggregate of (i) $392,000 in 8% Original Discount Senior Secured Convertible Debentures due July 1, 2014, for $350,000 (“January 2013 Debentures”), and (ii) Common Stock purchase warrants to purchase up to 911,628 shares of the Company’s Common Stock with a fair value of $69,933 at issuance, which has been recorded as a discount to the January 2013 Debentures. (As disclosed in Note 13). The Company recorded a discount of $42,000, which will be amortized over the term of the debenture, using the effective interest method. At the date of issuance the fair value of the conversion option liability was determined to be $24,322, which has been recorded as a discount to the debenture. Except for the date of issuance, these debentures and warrants have the same terms and conditions as the debenture and warrant issued to Hillair as described above. Also, the conversion price for the January 2013 Debentures was adjusted to $0.23 per share. Merriman acted as financial advisor to the Company in connection with this transaction and received a fee consisting of $28,000 and warrants to purchase up to 36,466 shares of the Company’s Common Stock. (As disclosed in Note 13)

In April 2013, the Company issued and sold to Frank Casano (“Casano”) and Scott Masterson (“Masterson”) an aggregate of (i) $560,000 in 8% Original Discount Senior Secured Convertible Debentures due October 15, 2014, for $500,000 (“April 2013 Debentures”), and (ii) Common Stock purchase warrants to purchase up to 1,302,326 shares of the Company’s Common Stock with a fair value of $60,801 at issuance, which has been recorded as a discount to the April 2013 Debentures. (As disclosed in Note 13) The Company recorded a discount of $60,000, which will be amortized over the term of the debenture, using the effective interest method. At the date of issuance the fair value of the conversion option liability was determined to be $14,971, which has been recorded as a discount to the debenture. Except for the date of issuance, these debentures and warrants have the same terms and conditions as the debenture and warrant issued to Hillair as described above. As described below, in April 2014 the April 2013 Debentures were exchanged for 2014 Exchange Debentures. The surrendered April 2013 Debentures were cancelled at the time of the exchange.

On April 10, 2014, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”) with Hillair, Casano and Masterson who held certain of the existing Senior Convertible Debentures described above (the “Existing Debentures”). Under the terms of the Exchange Agreement, Existing Debentures with a stated maturity value of $1,680,000 were surrendered in exchange for (i) new Senior Convertible Debentures with a stated interest rate of eight percent (8%) per year, a stated maturity value of $1,915,200, a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the “2014 Exchange Debentures”), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 7,660,800 shares of the Company’s common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment (the “2014 Exchange Warrants”). At April 10, 2014, the carrying value of 2014 Existing Debentures was $1,680,000 and the fair value of the conversion option liability was $2,366. The fair value of the conversion option liability of the 2014 Exchange Debentures was determined to be $380,744 and the fair value of the warrants issued was determined to be $490,601. The Company recognized a loss of $1,104,179 on this exchange transaction. In connection with the Exchange Agreement, the Company incurred $20,763 in legal fees which are included in debt issuance costs in the accompanying consolidated balance sheet at December 31, 2016 and 2015.

On April 10, 2014, the Company entered into a Securities Purchase Agreement (the “2014 SPA”) with four investors, including Hillair pursuant to which the Company issued and sold (i) $2,080,500 in 8% Original Discount Senior Secured Convertible Debentures, for $1,825,000, with a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the “2014 New Debentures” together with the 2014 Exchange Debentures, the “2014 Debentures”), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 8,322,000 shares of the Company’s common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment with a fair value of $532,944 at issuance, which has been recorded as a discount to the 2014 New Debentures. (As disclosed in Note 13) Holders of the 2014 Debentures are referred to in this Annual Report on Form 10-K as the “2014 Holders”. The Company recorded a discount of $255,500, which is being amortized over the term of the 2014 New Debentures, using the effective interest method. The initial conversion price for the 2014 New Debentures is $0.25 per share, subject to adjustments upon certain events, as set forth in the 2014 New Debentures. ”). In connection with the issuance of the Debenture, the Company also paid $40,763 for legal fees which has been recorded as a discount to the debenture, and will be amortized over the term of the debenture, using the effective interest method. At the date of issuance the fair value of the conversion option liability was determined to be $413,606, which has been recorded as a discount to the 2014 New Debentures. In connection with the 2014 New Debentures, the Company incurred $20,000 in legal fees which are included in debt issuance costs in the accompanying consolidated balance sheet at December 31, 2016 and 2015. As of December 31, 2015, the discount related to the 2014 New Debentures amounted to $393,169.

The Exchange Agreement and the 2014 SPA trigger anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduced the exercise price to $0.25 per share and increased the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.

At any time after April 10, 2014, (the “Original Issue Date”) until the 2014 Debentures were no longer outstanding, the 2014 Debentures were convertible, in whole or in part, into shares of Common Stock at the option of the 2014 Holders, subject to certain conversion limitations set forth in the 2014 Debentures. The initial conversion price for the 2014 Debentures was $0.25 per share, subject to adjustments upon certain events, as set forth in the 2014 Debentures. The Company was required to pay interest on the aggregate unconverted and then outstanding principal amount of the 2014 Debentures at the rate of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on October 1, 2014. Interest was payable in cash or at the Company’s option in shares of Common Stock, provided certain terms and conditions are met as more fully described in the 2014 Debentures. On each of October 1, 2015 and January 1, 2016, the Company was obligated to redeem an amount equal to $998,925 and on April 1, 2016, an amount equal to $1,997,850, plus accrued but unpaid interest, liquidated damages and any other amounts then owing in respect of the 2014 Debentures (as to each of the forgoing periodic redemptions, each a “Periodic Redemption Amount”). In lieu of a cash redemption and subject to the Company meeting certain equity conditions described in the 2014 Debentures, the Company had the option to elect to pay the Periodic Redemption Amount in shares on the terms set forth in the 2014 Debentures.

Upon any Event of Default (as defined in the Debenture), the outstanding principal amount of the Debenture, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the 2014 Holders’ election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. The 2014 Debentures contain anti-dilution protective provisions as described therein. The Company was subject to compliance with certain covenants under the 2014 Debentures as set forth therein. On September 11, 2015, the Company failed to make a payment of interest that was due and payable on the 2014 Debentures and thus the outstanding principal amount increased by $1,247,310 to $5,405,010.

The 2014 Warrants may be exercised at any time on or after April 10, 2014 and on or prior to the close of business on April 10, 2019, at an exercise price of $0.275 per share, subject to adjustment upon certain events. The 2014 Warrants contain anti-dilution protective provisions and limitations on exercise as described therein. See Note 14.

To secure the Company’s obligations under the 2014 Debentures, SG Building entered into a Subsidiary Guarantee, dated as of April 10, 2014 (the “Guarantee”), pursuant to which it unconditionally and irrevocably guaranteed the prompt and complete payment and performance when due of the obligations arising from the 2014 Debentures. The Company and SG Building have each granted the 2014 Holders a security interest in their assets to secure the payment, performance and discharge in full of all of the Company’s obligations under the 2014 Debentures and the guarantor’s obligations under the Guarantee, in accordance with that certain Security Agreement, dated as of April 10, 2014.

On August 5, 2015, the Company issued and sold to Hillair a $162,000 Original Issue Discount Senior Secured Convertible Debenture due November 3, 2015 (the “Bridge Debenture”), for $150,000 (the “August 2015 Financing”). The sale and issuance of the Bridge Debenture was consummated pursuant to a Securities Purchase Agreement, dated August 5, 2015, between the Company and Hillair. At any time after August 5, 2015, until the Bridge Debenture is no longer outstanding, the Bridge Debenture is convertible, in whole or in part, into shares of Common Stock at the option of Hillair, subject to certain conversion limitations set forth in the Bridge Debenture. The initial conversion price for the Bridge Debenture was $0.10 per share, subject to adjustments upon certain events, as set forth in the Bridge Debenture. As the Bridge Debenture was issued at an original issue discount, interest does not accrue on the Bridge Debenture.

Successor Company

On the Effective Date, and pursuant to the terms of the Plan, SGB entered into a Securities Purchase Agreement, dated June 30, 2016, (the “2016 SPA”), pursuant to which SGB sold for a subscription price of $2,000,000, a 12% Original Issue Discount Senior Secured Convertible Debenture to HCI in the principal amount of $2,500,000, with a maturity date of June 30, 2018 (the “June 2016 Debenture”). The June 2016 Debenture is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $3.75 of debt. Pursuant to that certain Subsidiary Guaranty Agreement, effective as of the Effective Date (the “Guarantee Agreement”), by SG Building in favor of HCI, SG Building unconditionally guaranteed (the “Guarantee”) the obligations and indebtedness owed to HCI under the June 2016 Debenture and the Guarantee is secured by a first-priority lien and security interest on all of the Guarantor’s assets. The June 2016 Debenture and SG Building’s obligations under the Guarantee are secured by a first-priority lien and security interest on all of the Company’s and SG Building’s assets pursuant to that certain Security Agreement, dated as of the Effective Date, by and between the Company, SG Building and HCI (the “Security Agreement”). At the date of issuance, the fair value of the conversion option liability was determined to be $394,460, which has been recorded as a discount to the debenture. As of December 31, 2016, the fair value of the conversion option liability was determined to be $279,608.

On November 17, 2016, the Company entered into a Securities Purchase Agreement with HCI, for which the Company sold for a subscription price of $750,000, a 12% Original Issue Discount Senior Secured Convertible Debenture to HCI in the amount of $937,500, with a maturity date of June 30, 2018 (the “November 2016 Debenture”). The November 2016 Debenture is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $3.75 of debt. Pursuant to that certain Subsidiary Guaranty Agreement, effective as of the Effective Date (the “Guarantee Agreement”), by SG Building in favor of HCI, SG Building unconditionally guaranteed (the “Guarantee”) the obligations and indebtedness owed to HCI under the November 2016 Debenture and the Guarantee is secured by a first-priority lien and security interest on all of the Guarantor’s assets. The November 2016 Debenture and SG Building’s obligations under the Guarantee are secured by a first-priority lien and security interest on all of the Company’s and SG Building’s assets pursuant to that certain Security Agreement, dated as of the Effective Date, by and between the Company, SG Building and HCI (the “Security Agreement”). In connection with the issuance of the Debenture, the Company also paid $50,000 for legal fees, which has been recorded as a discount to the debenture, and will be amortized over the term of the debenture, using the effective interest method. At the date of issuance the fair value of the conversion option liability was determined to be $109,511, which has been recorded as a discount to the debenture. As of December 31, 2016 the fair value of the conversion option liability was determined to be $104,853.

As of the Effective Date, HCI is a preferred stock shareholder of the Company.

A summary of the Company’s convertible debentures as of December 31, 2016 and 2015 is as follows:

	Successor 2016	Predecessor 2015
2014 Exchange Debentures	$-	$2,489,760
2014 New Debentures, net of $393,169 discount	-	2,311,481
Bridge Debenture	-	210,600
June 2016 Debenture, net of $670,845 discount	1,829,155	-
November 2016 Debenture, net of $320,318 discount	617,182	-

Total debt	2,446,337	5,011,841

Less current portion	-	-

Long-term debt	$2,446,337	$5,011,841

For the year ended December 31, 2015, interest expense on the convertible debentures amounted to $253,061, and is included on the accompanying consolidated statements of operations. For the six months ended June 30, 2016 and December 31, 2016 total amortization relating to the discount amounted to $393,169 and $250,308, respectively, and is included in interest expense on the accompanying consolidated statements of operations. For the year ended December 31, 2015 total amortization relating to the discount amounted to $437,648, and is included in interest expense on the accompanying consolidated statements of operations. For the year ended December 31, 2015, the total default penalty on the convertible debentures amounted to $1,247,310 and is included in interest expense on the accompanying condensed consolidated statements of operations.

Due to the Company filing a voluntary petition for relief under Chapter 11 of Title 11 of the Bankruptcy Court, interest stopped accruing on the predecessor’s company convertible debentures as of October 15, 2015. Additional contractual interest through June 30, 2016 would have resulted in $146,509 of additional interest. Subsequent to December 31, 2016, in connection with the Plan, all of the outstanding debentures were converted into preferred stock in accordance with the Plan.

In connection with the June 2016 Debenture and the November 2016 Debenture, the Company bifurcated the conversion option from its debt host. The fair value of the conversion option liabilities were determined to be $503,971 at the date of issuance, utilizing a Black-Scholes model. Consequently, the Company recorded a discount of $503,971 on the debentures, which will be amortized over the term of the debenture, using the effective interest method. The fair value of the conversion option liabilities as of December 31, 2016 and 2015 was $384,461 and $0, respectively. The significant assumptions which the Company used to measure the fair value at December 31, 2016 and the date of issuance of the conversion option liability are as follows:

	Date of Issuance	12/31/16
Stock price	$3.00	$3.00
Term	1.62 – 2	1.5
Volatility	44 – 48.8%	44.4%
Risk-free interest rate	0.58 – 0.873%	0.966%
Exercise price	$3.75	$3.75

In connection with the Securities Purchase Agreement and the 2014 SPA, the Company is required to maintain compliance with a variety of contractual provisions which include certain affirmative and negative covenants, as outlined in the underlying agreements. The underlying securities purchase and debenture agreements also provide for the Company to pay liquidated damages upon certain events as outlined in the underlying agreements.